AB Discovery Value Fund

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.3%
Financials – 20.7%
Banks – 9.5%
Associated Banc-Corp.	1,947,920	$32,978,286
Comerica, Inc.	490,438	25,816,656
Sterling Bancorp/DE(a)	1,567,269	25,985,320
Synovus Financial Corp.(a)	1,063,728	30,869,387
Texas Capital Bancshares, Inc.(b)	598,613	28,182,700
Umpqua Holdings Corp.	2,147,068	33,043,376
Webster Financial Corp.(a)	729,943	27,715,936
Zions Bancorp NA(a)	908,565	36,297,172
		240,888,833
Consumer Finance – 0.8%
OneMain Holdings, Inc.(a)	545,551	20,048,999
Insurance – 7.8%
American Financial Group, Inc./OH	349,744	32,323,340
Everest Re Group Ltd.(a)	137,339	34,043,591
First American Financial Corp.	483,721	27,620,469
Hanover Insurance Group, Inc. (The)	174,078	20,635,206
Kemper Corp.(a)	451,176	31,058,956
Reinsurance Group of America, Inc. - Class A	289,987	35,387,114
Selective Insurance Group, Inc.(a)	304,370	16,977,759
		198,046,435
Thrifts & Mortgage Finance – 2.6%
BankUnited, Inc.	1,216,624	36,133,733
Essent Group Ltd.	645,357	28,163,379
		64,297,112
		523,281,379
Information Technology – 15.0%
Communications Equipment – 1.1%
NetScout Systems, Inc.(a) (b)	1,109,806	28,522,014
Electronic Equipment, Instruments & Components – 2.8%
Avnet, Inc.	338,064	10,371,804
Belden, Inc.(a)	658,491	26,293,546
TTM Technologies, Inc.(a) (b)	1,899,456	24,673,933
Vishay Intertechnology, Inc.(a)	479,469	8,966,070
		70,305,353
IT Services – 2.2%
Amdocs Ltd.	456,590	29,107,613
Genpact Ltd.(a)	687,815	26,453,365
		55,560,978
Semiconductors & Semiconductor Equipment – 3.3%
Cypress Semiconductor Corp.	1,363,814	31,490,465
Kulicke & Soffa Industries, Inc.(a)	1,386,886	31,662,607
MaxLinear, Inc. - Class A(a) (b)	1,386,745	21,439,078
		84,592,150

Company	Shares	U.S. $ Value
Software – 4.6%
Cerence, Inc.(a) (b)	299,419	$6,500,386
CommVault Systems, Inc.(b)	793,891	33,105,255
Nuance Communications, Inc.(a) (b)	1,985,974	42,936,758
Verint Systems, Inc.(a) (b)	593,784	32,586,866
		115,129,265
Technology Hardware, Storage & Peripherals – 1.0%
NCR Corp.(a) (b)	1,011,329	25,485,491
		379,595,251
Real Estate – 14.6%
Equity Real Estate Investment Trusts (REITs) – 14.6%
American Campus Communities, Inc.	818,281	35,546,127
Americold Realty Trust(a)	912,068	27,973,125
Camden Property Trust(a)	379,779	40,248,978
Cousins Properties, Inc.(a)	883,434	31,529,759
CubeSmart	1,282,891	38,833,111
Easterly Government Properties, Inc.(a)	1,133,267	26,937,757
Empire State Realty Trust, Inc. - Class A	1,492,723	17,464,859
MGM Growth Properties LLC - Class A	1,182,077	33,925,610
Park Hotels & Resorts, Inc.(a)	1,134,145	20,709,488
Physicians Realty Trust	1,274,460	24,036,316
STAG Industrial, Inc.(a)	1,321,302	36,970,030
Sun Communities, Inc.	236,798	36,201,678
		370,376,838
Consumer Discretionary – 14.5%
Auto Components – 2.4%
Cooper-Standard Holdings, Inc.(b)	503,953	8,708,308
Dana, Inc.(a)	1,706,054	24,533,057
Lear Corp.(a)	247,516	27,523,779
		60,765,144
Diversified Consumer Services – 0.5%
Houghton Mifflin Harcourt Co.(a) (b)	2,255,051	12,335,129
Hotels, Restaurants & Leisure – 2.4%
Bloomin' Brands, Inc.(a)	1,443,130	25,961,909
Papa John's International, Inc.(a)	583,940	33,640,783
		59,602,692
Household Durables – 2.8%
Lennar Corp. - Class A(a)	598,652	36,122,662
Taylor Morrison Home Corp. - Class A(b)	1,541,855	34,722,574
		70,845,236
Leisure Products – 2.2%
Brunswick Corp./DE(a)	629,078	33,466,950
Callaway Golf Co.(a)	1,312,776	22,290,936
		55,757,886

Company

Specialty Retail – 3.1%

Foot Locker, Inc.(a)

Signet Jewelers Ltd.(a)

Williams-Sonoma, Inc.(a)

Textiles, Apparel & Luxury Goods – 1.1%

Capri Holdings Ltd.(a) (b)

Skechers U.S.A., Inc. - Class A(a) (b)

Industrials – 13.6%

Aerospace & Defense – 1.0%

AAR Corp.(a)

Air Freight & Logistics – 0.9%

Hub Group, Inc. - Class A(a) (b)

Airlines – 3.0%

Alaska Air Group, Inc.(a)

Hawaiian Holdings, Inc.(a)

SkyWest, Inc.(a)

Building Products – 1.5%

Masonite International Corp.(b)

Construction & Engineering – 2.1%

Quanta Services, Inc.

Tutor Perini Corp.(a) (b)

Electrical Equipment – 2.0%

EnerSys(a)

Regal Beloit Corp.

Machinery – 1.5%

Kennametal, Inc.(a)

Terex Corp.

Road & Rail – 1.1%

Knight-Swift Transportation Holdings, Inc.(a)

Trading Companies & Distributors – 0.5%

MRC Global, Inc.(a) (b)

Shares	U.S. $ Value

740,105 $ 26,828,806

839,06219,566,926

515,90732,187,438

78,583,170

582,27415,034,315

398,51813,182,975

28,217,290

366,106,547

726,86025,113,013

492,65422,775,394

606,97730,628,059

1,053,54621,998,041

512,77923,280,167

75,906,267

520,68438,270,274

877,43833,456,711

1,386,40320,102,843

53,559,554

467,39128,781,938

280,31721,763,812

50,545,750

766,18321,299,888

745,11516,399,981

37,699,869

876,14527,984,071

1,582,08713,764,157

345,618,349

Company

Consumer Staples – 6.0%

Beverages – 1.4%

Cott Corp.

Food & Staples Retailing – 1.6%

US Foods Holding Corp.(b)

Food Products – 3.0%

Hain Celestial Group, Inc. (The)(a) (b) Nomad Foods Ltd.(b)

Materials – 4.6%

Chemicals – 2.0%

Orion Engineered Carbons SA

Trinseo SA(a)

Westlake Chemical Corp.

Containers & Packaging – 1.6%

Graphic Packaging Holding Co.

Sealed Air Corp.

Metals & Mining – 1.0%

Carpenter Technology Corp.(a)

Utilities – 4.2%

Electric Utilities – 2.7%

Alliant Energy Corp.(a)

PNM Resources, Inc.(a)

Gas Utilities – 0.6%

Southwest Gas Holdings, Inc.(a)

Multi-Utilities – 0.9%

Black Hills Corp.(a)

Energy – 3.0%

Energy Equipment & Services – 1.7%

Dril-Quip, Inc.(a) (b)

Oil States International, Inc.(a) (b)

Patterson-UTI Energy, Inc.(a)

RPC, Inc.(a)

Oil, Gas & Consumable Fuels – 1.3%

Cimarex Energy Co.

HollyFrontier Corp.

Shares	U.S. $ Value

2,507,887 $ 35,737,390

1,253,24642,159,195

1,542,13836,594,935

2,091,57538,610,474

75,205,409

153,101,994

1,375,73419,549,180

588,56512,877,802

312,23817,444,737

49,871,719

1,370,75418,532,594

748,87222,698,310

41,230,904

679,88524,985,774

116,088,397

843,87843,982,921

487,66922,959,457

66,942,378

231,24614,956,991

329,27823,773,872

105,673,241

484,62517,262,342

1,285,23710,166,225

1,791,84910,267,295

1,645,1415,659,285

43,355,147

213,1347,044,079

535,70018,042,376

Company	Shares	U.S. $ Value

QEP Resources, Inc.(a)

Health Care – 2.5%

Health Care Providers & Services – 1.2%

Molina Healthcare, Inc.(b)

Life Sciences Tools & Services – 1.3%

ICON PLC(b)

Communication Services – 0.6%

Media – 0.6%

Criteo SA (Sponsored ADR)(b)

Total Common Stocks (cost $2,611,665,121)

SHORT-TERM INVESTMENTS – 0.6% Investment Companies – 0.6%

AB Fixed Income Shares, Inc. - Government Money

Market Portfolio - Class AB, 1.52%(c) (d) (e) (cost $16,504,787)

3,150,264 $ 7,088,094

32,174,549

75,529,696

254,80331,226,108

203,45831,751,655

62,977,763

1,177,74514,922,029

2,513,271,484

16,504,78716,504,787

Total Investments Before Security Lending Collateral for
Securities Loaned – 99.9%
(cost $2,628,169,908)	2,529,776,271

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3% Investment Companies – 0.3%

AB Fixed Income Shares, Inc. - Government Money

Market Portfolio - Class AB, 1.52%(c) (d) (e)
(cost $6,025,740)	6,025,740	6,025,740
Total Investments – 100.2%
(cost $2,634,195,648)(f)		2,535,802,011
Other assets less liabilities – (0.2)%		(4,179,210)
Net Assets – 100.0%		$2,531,622,801

(a)Represents entire or partial securities out on loan.

(b)Non-income producing security.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $327,389,608 and gross unrealized depreciation of investments was $(425,783,245), resulting in net unrealized depreciation of $(98,393,637).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Discovery Value Fund

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks(a)	$2,513,271,484		$—		$—	$2,513,271,484
Short-Term Investments	16,504,787		—		—	16,504,787
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	6,025,740		—		—	6,025,740
Total Investments in Securities	2,535,802,011		—		—	2,535,802,011
Other Financial Instruments(b)	—		—		—	—
Total	$2,535,802,011		$—		$—	$2,535,802,011

(a)See Portfolio of Investments for sector classifications.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$22,878	$126,330	$132,703	$16,505	$146
Government Money Market Portfolio*	38,269	10,108	42,351	6,026	26
Total	$61,147	$136,438	$175,054	$22,531	$172

*Investments of cash collateral for securities lending transactions